SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
- under provision		$ 5
Income tax expense		$ 5